Acquisitions (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Business Acquisition [Line Items]
Revenue		$ 5,167,000	$ 18,609,100
Earnings		$ 784,100	$ 3,404,342
Grow World LLC [Member]
Business Acquisition [Line Items]
Acquisition date			Dec. 16, 2019
Revenue			$ 153,900
Earnings			$ 6,400
Grand Rapids Hydro [Member]
Business Acquisition [Line Items]
Acquisition date			Sep. 03, 2019
Revenue			$ 2,412,700
Earnings			$ 444,500
Green Life Garden [Member]
Business Acquisition [Line Items]
Acquisition date			May 14, 2019
Revenue			$ 4,829,800
Earnings			$ 998,700
Chlorophyll [Member]
Business Acquisition [Line Items]
Acquisition date		Jan. 21, 2019	Jan. 21, 2019
Revenue		$ 3,450,600	$ 6,030,500
Earnings		$ 613,000	$ 936,600
Reno Hydroponics [Member]
Business Acquisition [Line Items]
Acquisition date		Feb. 11, 2019	Feb. 11, 2019
Revenue		$ 1,594,900	$ 2,106,900
Earnings		$ 165,300	$ 366,742
Palm Springs Hydroponics [Member]
Business Acquisition [Line Items]
Acquisition date		Feb. 07, 2019	Feb. 07, 2019
Revenue		$ 121,500	$ 3,075,300
Earnings		$ 5,800	$ 651,400
Health & Harvest LLC [Member]
Business Acquisition [Line Items]
Acquisition date	Feb. 26, 2020
Revenue	$ 559,340
Earnings	$ 112,882